Other operating expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Expense [Abstract]
Salaries	€ 1,131	€ 1,138
Post-employment benefit costs	125	117
Social security charges	107	101
Other personnel costs	294	292
Shares	54	48
Total	1,711	1,696
Amount included in employee expenses relating to defined contributions	€ 57	€ 48